Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 7,383	$ 1,693
Restricted cash, current portion		141
Inventories	1,920	1,016
Trade accounts receivable, net	2,077	703
Prepayments and other assets	587	342
Total current assets	11,967	3,895
FIXED ASSETS, NET:
Vessels, net	110,112	115,774
Total fixed assets, net	110,112	115,774
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	3,490	4,859
Financial derivative instrument	59
Deferred charges, net	784	285
Total other non-current assets	4,333	5,144
Total assets	126,412	124,813
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current	4,227	7,304
Trade accounts payable	6,276	2,293
Due to related parties	7,471	2,125
Accrued and other liabilities	839	809
Total current liabilities	18,813	12,531
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs, non-current	59,217	59,126
Promissory note	5,000	5,000
Total non-current liabilities	64,217	64,126
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 20,877,893 shares issued and outstanding at each of December 31, 2017 and September 30, 2018)	21	21
Additional paid-in capital	74,766	74,766
Accumulated deficit	(31,405)	(26,631)
Total stockholders' equity	43,382	48,156
Total liabilities and stockholders' equity	$ 126,412	$ 124,813